Loans Payable, Shareholders	12 Months Ended
Dec. 31, 2015
Loans Payable [Member]
Loans Payable, Shareholders
Note 8 — Loans Payable, Shareholders

As of December 31, 2015 and 2014, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $2,827,584 and $2,612,490, respectively.  All amounts due as of December 31, 2015 are considered short-term advances and are due on demand.